Operating lease liabilities - Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Office Leases (Detail) - Seaspan [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease costs:
Operating lease costs	$ 160.0
Variable lease adjustments	(3.0)
Other information:
Operating cash outflow used for operating leases	$ 153.2
Weighted average discount rate	4.80%
Weighted average remaining lease term	8 years